Note 8 - Retirement Plan	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Retirement Benefits [Text Block]
8.	Retirement Plan

We participate in a multi-employer defined contribution retirement plan (the “401k Plan”) administered by a third-party service provider, and the Company contributes to the 401k Plan on behalf of its employees based upon a matching formula. During the years ended December 31, 2024 and 2023 our contributions to the 401k Plan were $106,191 and $95,658, respectively.